Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 12, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2011
Global Multi-Strategy Fund (First Prospectus Summary) | Global Multi-Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
Global Multi-Strategy Fund (Second Prospectus Summary) | Global Multi-Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMIX
Global Multi-Strategy Fund (Third Prospectus Summary) | Global Multi-Strategy Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSPX